DETAILS OF CASH FLOWS - Non-cash investing and financing activities (Details) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Non-cash foreign currency translations, gain (loss)	$ 23.2	$ (19.0)
Value of units
Units issued under the stapled unit plan (in units)	36	41
Value of stapled units issued	$ 2.7	$ 3.4